Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 3,208,421
Fair Value	3,561,505
Amount at which shown in balance sheet	3,491,053	3,871,375
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,315,654
Fair Value	2,592,484
Amount at which shown in balance sheet	2,592,484
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	22,562
Fair Value	22,831
Amount at which shown in balance sheet	22,831
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	46,457
Fair Value	48,544
Amount at which shown in balance sheet	48,544
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	22,381
Fair Value	24,453
Amount at which shown in balance sheet	24,453
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	789
Fair Value	851
Amount at which shown in balance sheet	851
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	5,223
Fair Value	5,537
Amount at which shown in balance sheet	5,537
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	72,219
Fair Value	77,742
Amount at which shown in balance sheet	77,742
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,146,023
Fair Value	2,412,526
Amount at which shown in balance sheet	2,412,526
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	94,467
Fair Value	100,266
Amount at which shown in balance sheet	100,266
Common stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	418
Amount at which shown in balance sheet	418
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	94,375
Fair Value	99,848
Amount at which shown in balance sheet	99,848
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	562,368
Fair Value	632,820
Amount at which shown in balance sheet	562,368
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	12,461
Fair Value	12,461
Amount at which shown in balance sheet	12,461
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	64,457
Fair Value	64,457
Amount at which shown in balance sheet	64,457
Collateral held/pledged under securities agreements
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,229
Fair Value	42,232
Amount at which shown in balance sheet	42,232
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	116,785
Fair Value	116,785
Amount at which shown in balance sheet	$ 116,785